Schedule of Weighted Average Assumptions Valued Using Black-Scholes Option Pricing Model (Details) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Equity [Abstract]
Expected term, in years	2 years 9 months 21 days	2 years 9 months 3 days
Expected volatility	150.82%	132.60%
Risk-free interest rate	0.45%	0.32%
Dividend yield
Grant date fair value	$ 534.00	$ 341.00